Investment in Life Settlements (Life Insurance Policies) - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Contract	Dec. 31, 2011 Contract
Life Insurance Premiums and Related Investment Income [Line Items]
Number of policies owned fair value of investments	214	190
Fair value of life insurance policies held	$ 113,441	$ 90,917
Average life expectancy of insured	10 years 7 months 6 days	10 years 7 months 6 days
Estimated future premium payments	$ 460,381